Note 3 - Inventories (Tables)	12 Months Ended
Oct. 31, 2023
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	October 31,
	2023	2022
Finished goods	$5,937,682	$3,894,102
Work in process	4,372,913	4,054,789
Raw materials	13,130,478	11,093,140
Production supplies	325,253	396,735
Total	$23,766,326	$19,438,766